Share-Based Compensation (Details) ₪ / shares in Units, ₪ in Thousands				1 Months Ended			12 Months Ended
	Nov. 08, 2020 ₪ / shares shares	Sep. 07, 2020 $ / shares shares	Feb. 12, 2019 $ / shares	Nov. 19, 2020 shares	May 20, 2019 $ / shares shares	Feb. 29, 2016 ₪ / shares	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Share-Based Compensation (Details) [Line Items]
Warrant exercise price (in Dollars per share) | (per share)			$ 7.5			₪ 2.1
Fair value of the options, grants (in New Shekels) | ₪							₪ 1,653,882	₪ 1,439,777
Expected dividend as percentage, share options granted							0.00%	0.00%
Consultant [member]
Share-Based Compensation (Details) [Line Items]
Number of options granted		2,000,000
Options exercisable		2,000,000
Number of warrants issued					672,264
Exercise price (in Dollars per share) | $ / shares		$ 0.03202
Consultant [member] | ADS [Member]
Share-Based Compensation (Details) [Line Items]
Options exercisable		20,000
Warrants exercisable					672,264
Warrant exercise price (in Dollars per share) | $ / shares					$ 0.01
Exercise price (in Dollars per share) | $ / shares		$ 3.202
2014 Plan [member]
Share-Based Compensation (Details) [Line Items]
Options pooled				21,500,000
Total options pooled				58,600,000
Chief Executive Officer and Chief Financial Officer [Member]
Share-Based Compensation (Details) [Line Items]
Number of options granted	15,636,800
Options exercisable	15,636,800
Total benefit received from grant (in New Shekels per share) | ₪ / shares	₪ 740,000